Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	107,170.00
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 107,170.00
Narrative - Max Aggregate Offering Price	$ 700,000,000.00
Final Prospectus	true